Credit Risk - Disclosure of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,519)	£ (8,131)
Netting	(597)	(535)
Exposure	300,969	312,830
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(211,300)	(220,000)
Netting	(100)	0
Exposure	94,000	96,700
Financial assets at fair value through profit loss | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,100	2,800
Collateral cash	(800)	0
Collateral non-cash	0	(1,700)
Netting	(500)	(500)
Exposure	800	600
Derivative financial assets | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,500	2,400
Collateral cash	(800)	0
Collateral non-cash	0	(1,700)
Netting	(500)	(500)
Exposure	200	200
Other financial assets at FVTPL | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	600	400
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Exposure	£ 600	£ 400